PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED BALANCE SHEETS) (Details) (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2010
Treasury Stock, Shares	7,065,058	7,065,058
Parent Company [Member]
Treasury Stock, Shares	7,065,058	(7,065,058)
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 1	$ 1		$ 1.00
Common Stock, Shares Authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	72,069,645	71,425,120
Common Stock, Shares, Outstanding	65,004,587	64,360,062
Common Class A [Member] | Parent [Member]
Common Stock, Par or Stated Value Per Share		$ 1.00	$ 1.00
Common Stock, Shares Authorized		600,000,000	600,000,000
Ordinary Shares, Shares issued	71,425,120	72,069,645
Common Stock, Shares, Outstanding	64,360,062	65,004,587
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common Stock, Shares Authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	24,336,650	24,336,650
Common Stock, Shares, Outstanding	24,336,650	24,336,650
Common Class B [Member] | Parent [Member]
Common Stock, Par or Stated Value Per Share		$ 1.00	$ 1.00
Common Stock, Shares Authorized		600,000,000	600,000,000
Ordinary Shares, Shares issued	24,336,650	24,336,650
Common Stock, Shares, Outstanding	24,336,650	24,336,650